Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 323,286,022	$ 194,644,045
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	195,879,586	103,142,026
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	52,964,326	22,902,308
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	20,180,791	17,421,962
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 54,261,319	$ 51,177,749